Employee Benefit Plans - Reconciliation of Changes in Projected Benefit Obligations for our Non - U.S. and U.S. Plans (Details) - Noble Finance Company [Member] - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-US
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 67,943	$ 63,729	$ 62,485
Interest cost	97	1,228	1,877	$ 1,814
Actuarial loss (gain)	(4,366)	1,548	7,190
Plan amendments	0	0	104
Benefits paid	(138)	(2,456)	(2,261)
Settlements and curtailments	0	0	(3,751)
Foreign exchange rate changes	193	(983)	2,299
Benefit obligation at end of year	63,729	63,066	67,943	62,485
US plans
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	266,090	256,417	240,249
Interest cost	615	5,993	7,567	8,711
Actuarial loss (gain)	(6,491)	(6,465)	28,266
Plan amendments	0	0	0
Benefits paid	(1,515)	(7,199)	(8,024)
Settlements and curtailments	(2,282)	(5,208)	(1,968)
Foreign exchange rate changes	0	0	0
Benefit obligation at end of year	$ 256,417	$ 243,538	$ 266,090	$ 240,249